UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  X        Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

    January 1, 2020       to      December 31, 2020

Date of Report (Date of earliest event reported)    January 7, 2021

Exact name of securitizer as specified in its charter:    Temple View Capital Funding, LP

Commission File Number of securitizer:    025-05060

Central Index Key Number of securitizer:   00018026721

Michael Niccolini, (240) 744-3106

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

1 Temple View Capital Funding, LP (“TVC”), is filing this Form ABS-15G in its capacity as sponsor of the TVC Mortgage Trust 2020-RTL1, Mortgage-Backed Notes, Series 2020-RTL1 transaction and sponsor of the TVC Mortgage Trust 2020-RTL2, Mortgage-Backed Notes, Series 2020-RTL2 transaction (the “Specified Transactions”), which is covered by this report, and to exempt its affiliate TVC Depositor, LLC, the depositor of the Specified Transactions, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b). In TVC’s capacity as sponsor, TVC is a securitizer for purposes of Rule 15GA-1 and this report relates to the assets sold or contributed by TVC and its affiliates into the Specified Transactions. This report only contains information relating to the Specified Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which TVC may have acted as a securitizer.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Temple View Capital Funding, LP has indicated by check mark that there is no activity for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 7, 2021	TEMPLE VIEW CAPITAL FUNDING, LP (Securitizer)

	By:	Temple View Capital, LLC, its general partner
	By:	MCM Capital Holdings, LLLP, its managing member
	By:	MLS Capital Management, LLC, its general partner

By:	/s/ Michael Niccolini
Name: Michael Niccolini
Title: Managing Member